DERIVATIVE FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about hedges
Notional amount	£ 341,548	£ 266,336
Assets	2,089	870
Liabilities	1,012	687
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	89,871	35,452
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	251,677	230,884
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	193,785	175,033
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	57,892	55,851
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	11,651	9,341
Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	6,093	4,099
Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	19,220	18,343
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	77,601	25,372
Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	185,842	169,084
Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	38,672	37,508
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	85	171
Inflation rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	1,850
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	534	568
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,148	827
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	36	23
Fair value
Disclosure of detailed information about hedges
Assets	2,089	870
Liabilities	1,012	687
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	742	393
Liabilities	869	505
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,204	1,535
Liabilities	1,000	1,240
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,652	719
Liabilities	317	495
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	552	816
Liabilities	683	745
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	78	85
Liabilities	69	118
Fair value | Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	73	86
Liabilities	39	16
Fair value | Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	350	500
Liabilities	271	378
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	571	198
Liabilities	763	336
Fair value | Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,567	564
Liabilities	275	479
Fair value | Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	202	316
Liabilities	412	367
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	6	16
Liabilities	16	30
Fair value | Inflation rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	12	69
Liabilities	3	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	87	94
Liabilities	21	21
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(857)	(1,058)
Liabilities	£ (857)	£ (1,058)